United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ];		Amendment Number:
This Amendment (Check ony one.)		[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		RREEF America, LLC
Address:	875 N. Michigan Ave.
		41st Floor
		Chicago, IL  60611-1901

13F File Number:  28-04760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kim G. Redding
Title:		President
Phone:	312-266-9300

Signature, Place and Date of Signing:

	Kim G. Redding		Chicago, IL		September 10, 2000

Report Type (Check only one):

	[X] 13F HOLDINGS REPORT.

	[  ] 13F NOTICE.

	[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:		45

Form 13f Information Table Value Total:		2450546

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB CORP.                      COM              00163T109   102722  4182069 SH       SOLE                  3305250            876819
APARTMENT INVT & MGMT CL A     COM              03748R101   114824  2492796 SH       SOLE                  1666565            826232
ARCHSTONE COMMUNITIES TR       COM              039581103    81455  3316253 SH       SOLE                  2604680            711573
ARDEN REALTY GROUP INC.        COM              039793104     1766    65870 SH       SOLE                    65870
AVALON BAY COMMUNITIES         COM              053484101    89748  1882007 SH       SOLE                  1273951            608056
CARR RLTY CORP COM             COM              144418100    52806  1745650 SH       SOLE                  1200850            544800
CATELLUS DEVELOPMENT CORP      COM              149111106     1820   104000 SH       SOLE                     2000            102000
CHELSEA GCA REALTY INC COM     COM              163262108    91919  2616920 SH       SOLE                  1652820            964100
CRESCENT REAL ESTATE COM       COM              225756105     1428    64000 SH       SOLE                    64000
DEVELOPERS DIVERS RLTY COM     COM              251591103    36631  2845094 SH       SOLE                  1845481            999613
DIVERSIFIED STORAGE VENTURE FD COM                           14955      104 SH       SOLE                      104
DUKE-WEEKS REALTY CORP         COM              264411505    41694  1728234 SH       SOLE                  1165668            562566
EQUITY OFFICE PROPERTIES TRUST COM              294741103   211199  6799149 SH       SOLE                  4942083           1857066
EQUITY RESIDENT PPTYS SH BEN I COM              29476L107   160601  3345848 SH       SOLE                  2675885            669963
ESSEX PPTY TR INC COM          COM              297178105    53766   970950 SH       SOLE                   693800            277150
EXCEL LEGACY CORP COM          COM              300665106     1116   469700 SH       SOLE                   469700
FEDERAL REALTY INVT TR SH BEN  COM              313747206    60551  3166051 SH       SOLE                  2122100           1043951
GENERAL GROWTH PPTYS COM       COM              370021107    93371  2900860 SH       SOLE                  1914560            986300
GLENBOROUGH REALTY TRUST       COM              37803P105      243    13500 SH       SOLE                    13500
GREAT LAKES                    COM              390752103      869    50000 SH       SOLE                                      50000
HIGHWOODS PPTYS INC COM        COM              431284108   105928  4483740 SH       SOLE                  3035440           1448300
JDN RLTY CORP COM              COM              465917102    30824  2724750 SH       SOLE                  1797900            926850
KIMCO REALTY CORP COM          COM              49446R109     2041    48300 SH       SOLE                                      48300
KRAMONT REALTY TRUST           COM              50075Q107     2354   251100 SH       SOLE                                     251100
LIBERTY PPTY TR SH BEN INT     COM              531172104    38824  1411800 SH       SOLE                   897750            514050
MACK CALI REALTY CORP COM      COM              554489104   139628  4953550 SH       SOLE                  3325150           1628400
MERISTAR HOSPITALITY CORP.     COM              58984Y103    43596  2152877 SH       SOLE                  1463197            689680
PACIFIC GULF PPTYS INC COM     COM              694396102      725    27100 SH       SOLE                    27100
POST PPTYS INC COM             COM              737464107    56578  1298784 SH       SOLE                   869823            428961
PRENTISS PROPERTIES            COM              740706106      261    10000 SH       SOLE                    10000
PROLOGIS TR                    COM              743410102    45224  1904177 SH       SOLE                  1672277            231900
PUBLIC STORAGE INC COM         COM              74460D109    70502  2945238 SH       SOLE                  2191742            753496
Park Place Entmnt              COM                             151    10000 SH       SOLE                    10000
Phillips International Realty  COM              718333107     5567   322750 SH       SOLE                   122750            200000
SECURITY CAP GROUP INC CL A    COM              81413p105    49372    51970 SH       SOLE                    47002              4968
SECURITY CAP GROUP INC CL B    COM              81413P204      220    11600 SH       SOLE                     7800              3800
SECURITY CAP GROUP INC CO 6.50 COM                            9500    12500 SH       SOLE                    12500
SECURITY CAP PFD GROWTH COM    COM                           27363  1193317 SH       SOLE                  1193317
SECURITY CAP US REALTY - ADR   COM              814136206   109716  5132905 SH       SOLE                  2796461           2336444
SIMON PROPERTY GROUP, INC.     COM              828806109   136705  5832740 SH       SOLE                  3842390           1990350
SPIEKER PPTYS INC COM          COM              848497103    91121  1583000 SH       SOLE                  1062900            520100
STARWOOD HOTELS & RESORTS WORL COM              85590A203    94428  3021681 SH       SOLE                  1991205           1030476
TAUBMAN CTRS INC COM           COM              876664103    22941  1984100 SH       SOLE                  1381100            603000
TRIZEC HAHN CORPORATION        COM              896938107   142764  8491520 SH       SOLE                  5932020           2559500
WYNDHAM INTERNATIONAL          COM              983101106    10729  5919451 SH       SOLE                  3124891           2794560